Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events - Subsequent events (Details) - Kreos & Claret convertible notes (OCABSA) - Ordinary shares - shares
	Nov. 25, 2025	Aug. 06, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of convertible instruments (in shares)		785,389
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of convertible instruments (in shares)	392,695